UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21866
Highland Funds I
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: November 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)
As of November 30, 2009	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks — 87.3%

CONSUMER DISCRETIONARY — 11.6%
109,477	Aeropostale, Inc. (a)(b)	3,448,525
31 ,377	Best Buy Co, Inc.	1,343,877
80,788	Discovery Communications, Inc., Class A (a)	2,581,177
138,810	John Wiley & Sons, Inc., Class A (b)	5,198,435
46,661	Time Warner, Inc.	1,433,426
82,001	Urban Outfitters, Inc. (a)(b)	2,594,512

		16,599,952

CONSUMER STAPLES — 2.8%
183,001	Fresh Del Monte Produce, Inc. (a)(b)	3,976,612

FINANCIAL — 16.0%
206,419	Aspen Insurance Holdings, Ltd. (b)	5,348,316
56	Berkshire Hathaway, Inc., Class A (a)	5,633,600
262,006	Hilltop Holdings, Inc. (a)(b)	3,183,373
208,696	MI Developments, Inc., Class A (b)	2,809,048
497,407	Och-Ziff Capital Management Group, Class A (b)	5,819,662

		22,793,999

HEALTHCARE — 5.0%
41,753	Inverness Medical Innovations, Inc. (a)	1,755,714
237,643	Mylan, Inc. (a)(b)	4,246,680
46,727	Warner Chilcott PLC, Class A (a)	1,148,550

		7,150,944

INDUSTRIALS — 8.3%
46,033	Aegean Marine Petroleum Network, Inc.	1,237,367
560,030	AerCap Holdings NV (a)(b)	4,592,246
88,698	Boeing Co. (b)	4,648,662
47,996	FLIR Systems, Inc. (a)	1,377,485

		11,855,760

INFORMATION TECHNOLOGY — 25.4%
49,195	Apple, Inc. (a)(b)	9,834,572
180,151	Ariba, Inc. (a)(b)	1,952,837
127,255	Bottomline Technologies, Inc. (a)(b)	2,047,533
80,075	Equinix, Inc. (a)(b)	7,702,414
87,296	Finisar Corp. (a)	794,394
13,193	MasterCard, Inc., Class A	3,177,666
127,343	Monolithic Power Systems, Inc. (a)(b)	2,737,874
455,378	ON Semiconductor Corp. (a)(b)	3,533,733
132,434	Rackspace Hosting, Inc. (a)(b)	2,451,353
47,284	Trident Microsystems, Inc. (a)	89,367
73,805	Veeco Instruments, Inc. (a)	2,015,615

		36,337,358

MATERIALS — 2.2%
126,045	Crown Holdings, Inc. (a)(b)	3,172,553

SERVICE — 1.6%
207,986	Cardtronics, Inc. (a)(b)	2,298,245

TELECOMMUNICATION SERVICES — 14.4%
261,201	ICO Global Communications Holdings, Ltd. (a)	224,633
250,554	SBA Communications Corp., Class A (a)(b)	8,027,750
321,512	Syniverse Holdings, Inc. (a)(b)	5,099,180
724,913	Windstream Corp. (b)	7,191,137

		20,542,700

	Total Common Stocks (Cost $122,366,234)	124,728,123

Foreign Common Stocks — 2.3%
TELECOMMUNICATION SERVICES — 2.3%
1,389,059	Cable & Wireless PLC	3,234,717
	Total Foreign Common Stocks (Cost $3,267,284)	3,234,717

Purchased Put Options — 0.0%

Number of Contracts
FINANCIAL — 0.0%
1,454	iShares Russell 2000 $53.00, Expiration 12/19/09	47,982

	Total Purchased Put Options (Cost $198,224)	47,982

Total Investments — 89.6% (Cost of $125,831,742)		128,010,822

Other Assets & Liabilities, Net — 10.4%		14,929,620

Net Assets — 100.0%		142,940,442

$45,946,005 in cash was segregated or on deposit with the brokers to cover investments sold short as of November 30, 2009 and is included in “Other Assets & Liabilities, Net”:

Short Sales — 40.6%

CONSUMER DISCRETIONARY — 8.2%
31,984	Aaron’s, Inc.	801,839
68,497	American Eagle Outfitters, Inc.	1,053,484
105,979	AutoNation, Inc. (c)	1,870,529
78,488	Cabela’s, Inc. (c)	946,565
37,161	Jack in the Box, Inc. (c)	693,796
64,701	Limited Brands, Inc.	1,073,390
127,725	Penske Automotive Group, Inc.	1,887,775
28,616	Ross Stores, Inc.	1,258,532
23,954	Warnaco Group, Inc. (c)	975,167
28,308	WMS Industries, Inc. (c)	1,100,615

		11,661,692

ENERGY — 1.5%
6,545	First Solar, Inc. (c)	779,575
51,841	L.B. Foster Co., Class A (c)	1,419,407

		2,198,982

See accompanying Notes to Investment Portfolio.

1

INVESTMENT PORTFOLIO (unaudited) (continued)
As of November 30, 2009	Highland Long/Short Equity Fund

Shares		Value ($)
Short Sales (continued)

FINANCIAL — 2.5%
111,896	Blackstone Group LP	1,548,641
68,705	Janus Capital Group, Inc.	899,348
15,075	Plum Creek Timber Co, Inc.	519,937
24,875	Realty Income Corp.	629,089

		3,597,015

HEALTHCARE — 0.4%
10,568	IDEXX Laboratories, Inc. (c)	528,928

INDUSTRIALS — 4.3%
36,915	Copart, Inc. (c)	1,196,784
125,929	Heartland Express, Inc.	1,857,453
35,799	HEICO Corp.	1,340,673
34,249	Watsco, Inc.	1,717,930

		6,112,840

INFORMATION TECHNOLOGY — 9.5%
111,076	ADTRAN, Inc.	2,347,036
115,615	Brocade Communications Systems, Inc. (c)	819,710
49,991	Ciena Corp. (c)	607,391
85,627	International Rectifier Corp. (c)	1,602,937
82,463	Maxim Integrated Products, Inc.	1,451,349
38,402	Powershares QQQ, ETF	1,672,791
159,608	SAVVIS, Inc. (c)	1,998,292
63,554	Semiconductor HOLDRs Trust, ETF	1,618,085
191,763	Tellabs, Inc. (c)	1,075,790
6,363	VistaPrint NV (c)	362,882

		13,556,263

OTHER — 11.0%
22,774	iShares Russell 2000 Growth Index Fund, ETF	1,435,901
28,967	iShares Russell 2000 Index Fund, ETF	1,682,983
29,062	iShares Russell 2000 Value Index Fund, ETF	1,576,904
75,173	Midcap SPDR Trust Series 1 , ETF	9,368,811
15,093	SPDR Trust Series 1, ETF	1,658,419

		15,723,018

SERVICE — 3.2%
107,733	EPIQ Systems, Inc. (c)	1,395,142
102,345	Pitney Bowes, Inc.	2,358,029
37,480	Robert Half International, Inc.	836,928

		4,590,099

Total Investments sold short (Proceeds $59,262,532)		57,968,837

(a)	Non-income producing security.

(b)	All or part of this security is pledged as collateral for short sales.

(c)	No dividend payable on security sold short.

(d)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$6,787,748
Gross unrealized depreciation	(3,164,731)

Net unrealized appreciation	$3,623,017

(e)	Transactions in written options for the three months ended November 30, 2009 were as follows:

	Number of
	Contracts	Premium
Outstanding, August 31, 2009	—	$—
Call Options Purchased	775	75,175
Put Options Purchased	1,454	198,224
Call Options Closed	(775)	(75,175)
Call Options Written	492	33,059
Put Options Written	593	180,109
Call Options Expired	(434)	(28,187)
Put Options Expired	(593)	(180,109)
Call Options Exercised	(58)	(4,872)

Outstanding, November 30, 2009	1,454	$198,224

ETF	Exchange Traded Fund
HOLDRs	Holding Company Depositary Receipts
LP	Limited Partnership
SPDR	Standard & Poor’s Depositary Receipts
See accompanying Notes to Investment Portfolio.

2

INVESTMENT PORTFOLIO (unaudited)
As of November 30, 2009	Highland Healthcare Fund

Shares		Value ($)
Common Stocks — 99.0%

HEALTHCARE
Medical Equipment — 71.4%
1,068,076	Genesys, Ltd. (a)(b)(c)	1,409,860

Pharmaceuticals — 27.6%
10,293	Teva Pharmaceutical Industries, Ltd., SP ADR	543,368

	Total Common Stocks (Cost $1,515,093)	1,953,228

Total Investments — 99.0% (Cost of $1,515,093) (d)		1,953,228

Other Assets & Liabilities, Net — 1.0%		20,587

Net Assets — 100.0%		1,973,815

(a)	Non-income producing security.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $1,409,860, or 71.4% of net assets, were valued under fair value procedures as of November 30, 2009.

(c)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Assets with a total aggregate market value of $1,409,860, or 71.4% of net assets, were affiliated with the fund as of November 30, 2009. Market value for affiliated issuers at fiscal year ended August 31, 2009 was $1,367,137.

(d)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$438,135
Gross unrealized depreciation	—

Net unrealized appreciation	$438,135

SP ADR Sponsored American Depositary Receipt
See accompanying Notes to Investment Portfolio.

1

NOTES TO INVESTMENT PORTFOLIO (unaudited)
As of November 30, 2009

Security Valuation:
In computing the Highland Long/Short Equity Fund and the Highland Healthcare Fund ( the “Funds”) net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally, the Funds’ loan and bond positions, if applicable, are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Funds’ net asset value), such securities are valued at their fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ value as determined in accordance with procedures approved by the Board instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term debt investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.
Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:
• Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used, as of November 30, 2009, in valuing the Fund’s assets carried at fair value:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of November 30, 2009

				Level 3
	Total Market	Level 1	Level 2 Other	Significant
	value at	Quoted	Significant	Unobservable
	11/30/2009	Prices	Observable Input	Inputs
Long/Short Equity Fund
Investments in Securities*	$128,010,822	$128,010,822	$—	$—

Total Investments in Securities	$128,010,822	$128,010,822	$—	$—

Short Sales*	$57,968,837	$57,968,837	$—	$—

Total Short Sales	$57,968,837	$57,968,837	$—	$—

Healthcare Fund
Medical Equipment	$1,409,860	$—	$—	$1,409,860

Pharmaceuticals	$543,368	$543,368	$—	$—

Total Investments in Securities	$1,953,228	$543,368	$—	$1,409,860

*	Please refer to the Investment Portfolio for industry breakout
The table below set forth a summary of changes in the Highland Healthcare Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2009 and at November 30, 2009.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of August 31, 2009	$1,367,137
Net change in amortization/(accretion) of premium/(discount)	—
Net change in realized gains/(losses)	—
Net change in FX gains/(losses)	—
Net change in unrealized gains/(losses)	42,723
Net purchases and sales	—
Balance as of November 30, 2009	$1,409,860
$42,723 of net unrealized gains presented in the table above relate to investments that are still held as a Level 3 security at November 30, 2009.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Funds I

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 1/15/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty
R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 1/15/10

By (Signature and Title)*	/s/ M. Jason Blackburn
M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)
Date 1/15/10

*	Print the name and title of each signing officer under his or her signature.